Investment Risks	Jun. 04, 2025
VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Risks of Investing in a Global Macro ETF [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in a Global Macro ETF. Investment in Shares of the Fund involves unique risks that may be different from those associated with investments in more traditional asset classes, including liquidity risk and the potential for amplified losses or gains.

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. Derivatives may result in increased volatility and the Fund may incur a loss greater than its principal investment.
VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Volatility Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Volatility Management Risk. The Fund’s actual or realized volatility may materially exceed its intended volatility profile, which would increase the risk of investing in the Fund. Efforts to manage the Fund’s volatility could limit the Fund’s gains in rising markets and expose the Fund to additional costs.

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The value of the stocks to which the Fund has exposure may be negatively affected by the financial market, industries in which the Fund invests, or issuer-specific events. Focus on a particular style of company may enhance that risk.

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Fixed Income Securities Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risks. Fixed income securities are subject to credit risk, interest rate risk, liquidity risk, maturity risk, yield curve risk and prepayment risk. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Credit Risk. If the issuer of a fixed income security fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Interest Rate Risk. The values of fixed income securities may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.
VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Liquidity Risk. Debt securities may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the relevant market).

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Maturity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Maturity Risk. The value of fixed income securities is dependent on their maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates.
VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Yield Curve Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Yield Curve Risk. Yield curve risk refers to the risk that changes in interest rates may affect yields of fixed-income securities differently for securities with different maturities. If the yield curve flattens, then the spread between long- and short-term yields narrows and if the yield curve steepens, then the spread between long-and short-term yields increases.

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Prepayment Risk. Issuers may prepay or call their fixed rate obligations when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates and the Fund may not benefit fully from the increase in value that other fixed income investments experience when interest rates decline.

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Foreign Currency Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Transactions Risk. The Fund’s transactions with respect to foreign currency may not be successful or have the effect of limiting gains from favorable market movements.
VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Commodity and Commodity-linked Instruments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity and Commodity-linked Instruments Risk. Commodities and commodity-linked instruments will subject the Fund’s portfolio to greater volatility than investments in traditional securities, and will depend upon factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments or supply and demand disruptions. Commodity-linked instruments may experience returns different from the commodity they attempt to track and may also be exposed to counterparty risk.

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Allocation Risk. If the Fund’s exposure to equities and fixed income securities, or to other asset classes, deviates from the intended allocation, or if the Fund’s allocation is not optimal for market conditions at a given time, the Fund’s performance may suffer.

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. There is risk that a party upon whom the Fund relies to complete a transaction will default.
VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Having exposure to foreign securities subjects the Fund to additional risks such as tariff and global trade restrictions; increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk. Additionally, to the extent that the reference assets of the Fund’s derivative investments trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of a reference asset and stale asset pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to NAV that are greater than those experienced by other ETFs.

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Emerging Markets Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Investments Risk. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. When the Fund leverages its portfolio by borrowing or certain types of transactions or instruments, including derivatives, the Fund may be less liquid, may liquidate positions at an unfavorable time, and the volatility of the Fund’s value may increase.

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Illiquid Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Illiquid Securities Risk. Certain securities in which the Fund invests may be difficult to sell at a time and price beneficial to the Fund, for example due to low trading volumes or legal restrictions.

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. AlphaSimplex’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.
VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. The risks of investing in ETFs typically reflects the risks of the types of instruments in which the ETF invests. Also, the Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to net asset value (“NAV”) and possibly face delisting.

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]
Prospectus [Line Items]
Risk [Text Block]	•Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and it cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Cash Transactions Risk. The Fund expects that creations and redemptions may, at times, be effected primarily or entirely for cash, rather than primarily for in-kind securities. Accordingly, investments in Shares may be less tax-efficient than an investment in an ETF that generally distributes portfolio securities entirely in-kind.

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | No Assurance of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•No Assurance of Active Trading Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in the Fund’s Shares, which could lead to wider bid/ ask spreads and variances between the market price of the Fund’s Shares and their underlying value.

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Fund Shares Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Fund Shares Liquidity Risk. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings, which can result in wider bid/ask spreads and differences between the ETF’s NAV and market price.

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The value of the securities to which the Fund has exposure may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. U.S. Government securities may be subject to price fluctuations. An agency may default on an obligation not backed by the full faith and credit of the United States. Any guarantee on U.S. government securities does not apply to the value of the Shares.

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Non-U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-U.S. Government Securities Risk. Non-U.S. government securities are subject to repayment and default risks. In addition, in the event of default, there may be no legal or bankruptcy process by which such defaulted government debt may be collected in whole or in part.

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Active and Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active and Frequent Trading Risk. Active and frequent trading may result in high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains.
VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Quantitative Model Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Quantitative Model Risk. Investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the Fund to achieve positive returns or outperform the market.

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sales Risk. Generally, to the extent the price of a security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss. The amount of a potential loss on an uncovered short sale transaction is theoretically unlimited.

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Cash-Equivalent Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash-Equivalent Portfolio Risk. The Fund is not a “money market” fund and will not seek to maintain a stable net asset value (“NAV”). Accordingly, the value of the Cash-Equivalent Portfolio and the Shares may decrease.

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. This is the risk that the Fund has valued certain securities or positions at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, that may be illiquid or may become illiquid.

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads, and may be delisted if it does not meet certain conditions of the Exchange, which could negatively impact the value of the Fund.

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. The Fund is considered non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent the Fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the Fund may incur a loss greater than its principal investment.

VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Credit Risk. If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Interest Rate Risk. The value of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities. Adjustable rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors).

VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Liquidity Risk. Debt securities may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the relevant market).

VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Maturity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Maturity Risk. The value of debt securities is dependent on their maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates.
VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Yield Curve Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Yield Curve Risk. Yield curve risk refers to the risk that changes in interest rates may affect yields of debt securities differently for securities with different maturities. If the yield curve flattens, then the spread between long-and short-term yields narrows and if the yield curve steepens, then the spread between long- and short-term yields increases.

VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Prepayment Risk. Issuers may prepay or call their fixed rate obligations when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates and the Fund may not benefit fully from the increase in value that other fixed income investments experience when interest rates decline.

VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Foreign Currency Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Transactions Risk. The Fund’s transactions with respect to foreign currency may not be successful or have the effect of limiting gains from favorable market movements.
VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investing in loans and securities of foreign issuers subjects the Fund to additional risks such as tariff and global trade restrictions increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk. Additionally, to the extent that the underlying assets of the Fund trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying asset and stale asset pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to NAV that are greater than those experienced by other ETFs.

VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Emerging Markets Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Investments Risk. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Illiquid Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Illiquid Securities Risk. Certain securities in which the Fund invests may be difficult to sell at a time and price beneficial to the Fund, for example due to low trading volumes or legal restrictions.

VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. Stone Harbor’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.
VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to net asset value (“NAV”) and possibly face delisting.

VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]
Prospectus [Line Items]
Risk [Text Block]	•Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and it cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | No Assurance of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•No Assurance of Active Trading Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in the Fund’s Shares, which could lead to wider bid/ ask spreads and variances between the market price of the Fund’s Shares and their underlying value.

VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Fund Shares Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Fund Shares Liquidity Risk. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings, which can result in wider bid/ask spreads and differences between the ETF’s NAV and market price.

VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Non-U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-U.S. Government Securities Risk. Non-U.S. government securities are subject to repayment and default risks. In addition, in the event of default, there may be no legal or bankruptcy process by which such defaulted government debt may be collected in whole or in part.

VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads, and may be delisted if it does not meet certain conditions of the Exchange, which could negatively impact the value of the Fund.

VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Junk Bonds or High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Junk Bonds or High Yield Securities Risk. There is a greater risk of issuer default, less liquidity, and increased price volatility related to high-yield securities than investment grade securities.
VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Debt Securities Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Securities Risks. Debt securities are subject to credit risk, interest rate risk, liquidity risk, maturity risk, yield curve risk and prepayment risk. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Income Risk. Income received from the Fund may vary widely over the short- and long-term and/or be less than anticipated if the proceeds from maturing securities in the Fund are reinvested in lower-yielding securities.

VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Country/Geographic Region Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Country/Geographic Region Risk. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, it is more likely to be impacted by events or conditions affecting that country or region.

VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Loan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Loan Risk. In addition to the risks typically associated with junk bonds/high yield securities, the loans in which the Fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.

VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Structured Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Structured Notes Risk. Structured notes are subject to interest rate risk, market risk, liquidity risk and counterparty risk. They are also subject to credit risk with respect to both the issuer and, if applicable, the reference asset or borrower. Structured notes may have a limited trading market, making it difficult to value or sell them at an acceptable price.

VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. The value of a convertible security may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities. The security may be called for redemption at a time and/ or price unfavorable to the Fund.

VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Loan Participations and Assignments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Loan Participations and Assignments Risk. Loan participations and assignments are subject to the credit risk associated with the underlying corporate borrower. There is also a risk that there may not be a readily available market for participation loan interests, and, in some cases, this could result in the Fund disposing of such securities at a substantial discount from face value or holding such securities until maturity.

VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Rule 144A Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rule 144A Securities Risk. Investing in Rule 144A securities may reduce the liquidity of the Fund’s investments, and the Fund may be unable to sell the security at the desired time or price, if at all.

VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
VIRTUS STONE HARBOR INTERNATIONAL BOND ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. The Fund is considered non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent the Fund invests more of its assets in the securities of fewer issuers than would a diversified fund.